Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2019
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.           Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2019		2018		2017

Prepaid expenses	Ps.	33,310	Ps.	27,296	Ps.	23,310
Guarantee deposits		5,897		5,897		5,800
Others		3,535		7,068		9,746
	Ps.	42,742	Ps.	40,261	Ps.	38,856